Loans Past Due Analysis (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	$ 406,702	$ 399,637
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	456	2,855
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	442	0
Financing Receivable, Recorded Investment, Total Still Accruing	407,600	402,492
Financing Receivable, Recorded Investment, Nonaccrual Status	1,359	1,117
Loans and Leases Receivable, Gross, Carrying Amount	408,959	403,609	$ 386,363
Commercial and Industrial Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	57,258	54,106
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	6	168
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivable, Recorded Investment, Total Still Accruing	57,264	54,274
Financing Receivable, Recorded Investment, Nonaccrual Status	46	55
Loans and Leases Receivable, Gross, Carrying Amount	57,310	54,329	52,054
Construction And Land Development Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	38,080	36,483
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	12	210
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	160	0
Financing Receivable, Recorded Investment, Total Still Accruing	38,252	36,693
Financing Receivable, Recorded Investment, Nonaccrual Status	602	605
Loans and Leases Receivable, Gross, Carrying Amount	38,854	37,298	32,461
Commercial Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	41,659	51,832
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	0	201
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivable, Recorded Investment, Total Still Accruing	41,659	52,033
Financing Receivable, Recorded Investment, Nonaccrual Status	684	263
Loans and Leases Receivable, Gross, Carrying Amount	42,343	52,296
Commercial Real Estate Other Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	141,781	139,710
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	0	0
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivable, Recorded Investment, Total Still Accruing	141,781	139,710
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0
Loans and Leases Receivable, Gross, Carrying Amount	141,781	139,710
Commercial Real Estate Loans, Total [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	183,440	191,542
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	0	201
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivable, Recorded Investment, Total Still Accruing	183,440	191,743
Financing Receivable, Recorded Investment, Nonaccrual Status	684	263
Loans and Leases Receivable, Gross, Carrying Amount	184,124	192,006	187,241
Residential Real Estate Consumer Mortgage Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	68,947	64,713
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	246	1,736
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	228	0
Financing Receivable, Recorded Investment, Total Still Accruing	69,421	66,449
Financing Receivable, Recorded Investment, Nonaccrual Status	27	40
Loans and Leases Receivable, Gross, Carrying Amount	69,448	66,489
Residential Real Estate Investment Property Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	45,368	40,503
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	169	495
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	54	0
Financing Receivable, Recorded Investment, Total Still Accruing	45,591	40,998
Financing Receivable, Recorded Investment, Nonaccrual Status	0	154
Loans and Leases Receivable, Gross, Carrying Amount	45,591	41,152
Residential Real Estate Loans, Total [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	114,315	105,216
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	415	2,231
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	282	0
Financing Receivable, Recorded Investment, Total Still Accruing	115,012	107,447
Financing Receivable, Recorded Investment, Nonaccrual Status	27	194
Loans and Leases Receivable, Gross, Carrying Amount	115,039	107,641	102,921
Consumer Installment and Revolving Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Financing Receivable, Recorded Investment, Current	13,609	12,290
Financing Receivable, Recorded Investment, 30 To 89 Days Past Due	23	45
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	0	0
Financing Receivable, Recorded Investment, Total Still Accruing	13,632	12,335
Financing Receivable, Recorded Investment, Nonaccrual Status	0	0
Loans and Leases Receivable, Gross, Carrying Amount	$ 13,632	$ 12,335	$ 11,686